Significant Accounting Policies	9 Months Ended
Sep. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2019 and for the year then ended.